5. EXPLORATION AND EVALUATION ASSETS: Schedule of Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Exploration and Evaluation Assets, Starting Balance	$ 2,278,107	$ 2,493,945
Exploration and Evaluation Assets, Property acquisition	261,000
Exploration and Evaluation Assets, Aircraft charter	30,014
Exploration and Evaluation Assets, Camp, travel and meals	47,103	24,329
Exploration and Evaluation Assets, Community relations	2,928
Exploration and Evaluation Assets, Field equipment rental	21,552
Exploration and Evaluation Assets, Field supplies and maps	8,501	327
Exploration and Evaluation Assets, Geochemical	31,248
Exploration and Evaluation Assets, Geological consulting	144,631	179,986
Exploration and Evaluation Assets, Legal and accounting	11,821	14,191
Exploration and Evaluation Assets, Licence and permits	98,716	123,980
Exploration and Evaluation Assets, Office and administrative fees	5,915	16,482
Exploration and Evaluation Assets, Rent	2,436	5,889
Exploration and Evaluation Assets, Recovered exploration expenditures	(3,277)	(1,907)
Exploration and Evaluation Assets, Write-down of properties	(263,937)	(583,776)
Exploration and Evaluation Assets, Net Additions	398,651	(182,698)
Exploration and Evaluation Assets, Foreign Currency Translation	23,753	(33,140)
Exploration and Evaluation Assets, Ending Balance	2,700,511	2,278,107
Exploration and Evaluation Assets, Claim Staking		21,827
Exploration and Evaluation Assets, Insurance		899
Exploration and Evaluation Assets, Reporting, drafting, sampling and analysis		15,075
USA, Horsethief
Exploration and Evaluation Assets, Starting Balance	158,020	15,149
Exploration and Evaluation Assets, Property acquisition	0
Exploration and Evaluation Assets, Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	3,432	12,906
Exploration and Evaluation Assets, Community relations	0
Exploration and Evaluation Assets, Field equipment rental	514
Exploration and Evaluation Assets, Field supplies and maps	282	109
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	11,063	86,552
Exploration and Evaluation Assets, Legal and accounting	763	1,045
Exploration and Evaluation Assets, Licence and permits	48,971	24,982
Exploration and Evaluation Assets, Office and administrative fees	0	0
Exploration and Evaluation Assets, Rent	0	1,336
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evaluation Assets, Write-down of properties	0	0
Exploration and Evaluation Assets, Net Additions	65,025	142,871
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	223,045	158,020
Exploration and Evaluation Assets, Claim Staking		8,867
Exploration and Evaluation Assets, Insurance		0
Exploration and Evaluation Assets, Reporting, drafting, sampling and analysis		7,074
USA, Bellview
Exploration and Evaluation Assets, Starting Balance	83,942	31,411
Exploration and Evaluation Assets, Property acquisition	0
Exploration and Evaluation Assets, Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	1,203	4,527
Exploration and Evaluation Assets, Community relations	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Field supplies and maps	0	109
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	0	32,131
Exploration and Evaluation Assets, Legal and accounting	533	730
Exploration and Evaluation Assets, Licence and permits	9,613	9,751
Exploration and Evaluation Assets, Office and administrative fees	0	0
Exploration and Evaluation Assets, Rent	0	1,334
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evaluation Assets, Write-down of properties	0	0
Exploration and Evaluation Assets, Net Additions	11,349	52,531
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	95,291	83,942
Exploration and Evaluation Assets, Claim Staking		0
Exploration and Evaluation Assets, Insurance		0
Exploration and Evaluation Assets, Reporting, drafting, sampling and analysis		3,949
USA, BP
Exploration and Evaluation Assets, Starting Balance	216,126	112,750
Exploration and Evaluation Assets, Property acquisition	0
Exploration and Evaluation Assets, Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	134	4,527
Exploration and Evaluation Assets, Community relations	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Field supplies and maps	0	109
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	0	32,130
Exploration and Evaluation Assets, Legal and accounting	1,720	2,356
Exploration and Evaluation Assets, Licence and permits	30,995	46,010
Exploration and Evaluation Assets, Office and administrative fees	0	0
Exploration and Evaluation Assets, Rent	0	1,335
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evaluation Assets, Write-down of properties	0	0
Exploration and Evaluation Assets, Net Additions	32,849	103,376
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	248,975	216,126
Exploration and Evaluation Assets, Claim Staking		12,960
Exploration and Evaluation Assets, Insurance		0
Exploration and Evaluation Assets, Reporting, drafting, sampling and analysis		3,949
USA, Others
Exploration and Evaluation Assets, Starting Balance	22,830	21,193
Exploration and Evaluation Assets, Property acquisition	0
Exploration and Evaluation Assets, Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	0	0
Exploration and Evaluation Assets, Community relations	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	0	0
Exploration and Evaluation Assets, Legal and accounting	181	249
Exploration and Evaluation Assets, Licence and permits	3,304	3,295
Exploration and Evaluation Assets, Office and administrative fees	0	0
Exploration and Evaluation Assets, Rent	0	0
Exploration and Evaluation Assets, Recovered exploration expenditures	(3,277)	(1,907)
Exploration and Evaluation Assets, Write-down of properties	0	0
Exploration and Evaluation Assets, Net Additions	208	1,637
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	23,038	22,830
Exploration and Evaluation Assets, Claim Staking		0
Exploration and Evaluation Assets, Insurance		0
Exploration and Evaluation Assets, Reporting, drafting, sampling and analysis		0
Canada, Haldane
Exploration and Evaluation Assets, Starting Balance	0
Exploration and Evaluation Assets, Property acquisition	242,000
Exploration and Evaluation Assets, Aircraft charter	13,397
Exploration and Evaluation Assets, Camp, travel and meals	35,549
Exploration and Evaluation Assets, Community relations	2,928
Exploration and Evaluation Assets, Field equipment rental	21,038
Exploration and Evaluation Assets, Field supplies and maps	8,187
Exploration and Evaluation Assets, Geochemical	31,248
Exploration and Evaluation Assets, Geological consulting	112,659
Exploration and Evaluation Assets, Legal and accounting	4,418
Exploration and Evaluation Assets, Licence and permits	0
Exploration and Evaluation Assets, Office and administrative fees	0
Exploration and Evaluation Assets, Rent	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0
Exploration and Evaluation Assets, Write-down of properties	0
Exploration and Evaluation Assets, Net Additions	471,424
Exploration and Evaluation Assets, Foreign Currency Translation	0
Exploration and Evaluation Assets, Ending Balance	471,424	0
Canada, KRL
Exploration and Evaluation Assets, Starting Balance	0
Exploration and Evaluation Assets, Property acquisition	19,000
Exploration and Evaluation Assets, Aircraft charter	2,545
Exploration and Evaluation Assets, Camp, travel and meals	0
Exploration and Evaluation Assets, Community relations	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Field supplies and maps	0
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	0
Exploration and Evaluation Assets, Legal and accounting	0
Exploration and Evaluation Assets, Licence and permits	0
Exploration and Evaluation Assets, Office and administrative fees	0
Exploration and Evaluation Assets, Rent	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0
Exploration and Evaluation Assets, Write-down of properties	0
Exploration and Evaluation Assets, Net Additions	21,545
Exploration and Evaluation Assets, Foreign Currency Translation	0
Exploration and Evaluation Assets, Ending Balance	21,545	0
Canada, Others
Exploration and Evaluation Assets, Starting Balance	1,174,169
Exploration and Evaluation Assets, Property acquisition	0
Exploration and Evaluation Assets, Aircraft charter	14,072
Exploration and Evaluation Assets, Camp, travel and meals	4,444
Exploration and Evaluation Assets, Community relations	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Field supplies and maps	32
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	5,257
Exploration and Evaluation Assets, Legal and accounting	0
Exploration and Evaluation Assets, Licence and permits	0
Exploration and Evaluation Assets, Office and administrative fees	0
Exploration and Evaluation Assets, Rent	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0
Exploration and Evaluation Assets, Write-down of properties	0
Exploration and Evaluation Assets, Net Additions	23,805
Exploration and Evaluation Assets, Foreign Currency Translation	0
Exploration and Evaluation Assets, Ending Balance	1,197,974	1,174,169
Peru, Yanac
Exploration and Evaluation Assets, Starting Balance	410,630	510,781
Exploration and Evaluation Assets, Property acquisition	0
Exploration and Evaluation Assets, Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	0	1,830
Exploration and Evaluation Assets, Community relations	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	0	7,437
Exploration and Evaluation Assets, Legal and accounting	0	2,226
Exploration and Evaluation Assets, Licence and permits	5,833	5,648
Exploration and Evaluation Assets, Office and administrative fees	207	8,497
Exploration and Evaluation Assets, Rent	0	346
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evaluation Assets, Write-down of properties	0	(114,319)
Exploration and Evaluation Assets, Net Additions	6,040	(87,333)
Exploration and Evaluation Assets, Foreign Currency Translation	2,549	(12,818)
Exploration and Evaluation Assets, Ending Balance	419,219	410,630
Exploration and Evaluation Assets, Claim Staking		0
Exploration and Evaluation Assets, Insurance		899
Exploration and Evaluation Assets, Reporting, drafting, sampling and analysis		103
Peru, Others
Exploration and Evaluation Assets, Starting Balance	212,390	628,492
Exploration and Evaluation Assets, Property acquisition	0
Exploration and Evaluation Assets, Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	2,341	539
Exploration and Evaluation Assets, Community relations	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	15,652	21,736
Exploration and Evaluation Assets, Legal and accounting	4,206	7,585
Exploration and Evaluation Assets, Licence and permits	0	34,294
Exploration and Evaluation Assets, Office and administrative fees	5,708	7,985
Exploration and Evaluation Assets, Rent	2,436	1,538
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evaluation Assets, Write-down of properties	(263,937)	(469,457)
Exploration and Evaluation Assets, Net Additions	(233,594)	(395,780)
Exploration and Evaluation Assets, Foreign Currency Translation	21,204	(20,322)
Exploration and Evaluation Assets, Ending Balance	0	212,390
Exploration and Evaluation Assets, Claim Staking		0
Exploration and Evaluation Assets, Insurance		0
Exploration and Evaluation Assets, Reporting, drafting, sampling and analysis		0
Canada
Exploration and Evaluation Assets, Starting Balance	$ 1,174,169	1,174,169
Exploration and Evaluation Assets, Camp, travel and meals		0
Exploration and Evaluation Assets, Field supplies and maps		0
Exploration and Evaluation Assets, Geological consulting		0
Exploration and Evaluation Assets, Legal and accounting		0
Exploration and Evaluation Assets, Licence and permits		0
Exploration and Evaluation Assets, Office and administrative fees		0
Exploration and Evaluation Assets, Rent		0
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Exploration and Evaluation Assets, Write-down of properties		0
Exploration and Evaluation Assets, Net Additions		0
Exploration and Evaluation Assets, Foreign Currency Translation		0
Exploration and Evaluation Assets, Ending Balance		1,174,169
Exploration and Evaluation Assets, Claim Staking		0
Exploration and Evaluation Assets, Insurance		0
Exploration and Evaluation Assets, Reporting, drafting, sampling and analysis		$ 0